CONSOLIDATED CONDENSED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ (12,392)	$ 572	$ 27,179	$ 37,098	$ (50,645)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	34,337	29,512	134,053	113,017	112,136
Impairment of property, plant and equipment			0	0	170,000
Loss on extinguishment of debt	29,673	0	5,218	2,130	0
(Gain) loss on disposition of assets	129	(1,148)	(3,994)	(1,974)	(3,659)
Deferred tax expense (benefit)	(12,292)	(1,607)	12,699	15,837	(48,375)
Provision for reduction in carrying value of certain assets			2,544	0	1,350
Expenses not requiring cash	6,844	7,179	17,764	22,600	12,833
Change in assets and liabilities:
Change in accounts receivable	(6,226)	(18,557)	(33,512)	15,241	(6,841)
Rig materials and supplies			1,754	344	(913)
Change in other assets	(394)	(8,018)	(10,622)	(5,491)	61,853
Other current assets			(11,715)	(4,313)	63,816
Change in liabilities	(8,205)	17,747	(286)	(2,657)	(24,908)
Change in accrued income taxes	150	1,560	10,454	(6,102)	2,141
Other assets			(661)	(1,522)	(1,050)
Net cash provided by operating activities	31,624	27,240	161,497	189,699	225,885
Cash flows from investing activities:
Capital expenditures	(37,445)	(30,023)	(155,645)	(191,543)	(190,399)
Proceeds from the sale of assets	1,626	1,550	8,218	3,937	5,535
Acquisition of ITS, net of cash acquired			(117,991)	0	0
Proceeds from insurance claims			0	0	250
Net cash used in investing activities	(35,819)	(28,473)	(265,418)	(187,606)	(184,614)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of debt	400,000	0	350,000	130,000	50,000
Proceeds from draw on revolver credit facility			0	7,000	0
Repayments of long term debt	(416,199)	0	(125,000)	0	0
Repayments of senior notes			0	(125,000)	0
Repayments of term loan	(2,500)	(2,500)	(50,000)	(18,000)	(21,000)
Repayments of revolver			0	0	(25,000)
Payments of debt issuance costs	(7,273)	(307)	(11,172)	(4,859)	(504)
Payments of debt extinguishment costs	(25,796)	0	0	(555)	0
Proceeds from stock options exercised			0	0	183
Excess tax benefit (expense) from stock based compensation	335	(159)	896	(662)	1,488
Net cash provided by (used in) financing activities	(51,433)	(2,966)	164,724	(12,076)	5,167
Net increase (decrease) in cash and cash equivalents	(55,628)	(4,199)	60,803	(9,983)	46,438
Cash and cash equivalents at beginning of year	148,689	87,886	87,886	97,869	51,431
Cash and cash equivalents at end of year	93,061	83,687	148,689	87,886	97,869
Supplemental cash flow information:
Interest paid	20,443	425	42,236	37,405	32,785
Income taxes paid	$ 4,131	$ 2,929	$ 17,036	$ 40,234	$ 21,742